PROPERTY, PLANT AND EQUIPMENT (Schedule of Property Plant and Equipment) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | ¥		¥ 244	¥ 275
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | $	$ 36
Cost [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | ¥		43	43
Cost [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | $	7
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | ¥		891	889
Cost [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | $	130
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | ¥		279	279
Cost [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | $	40
Accumulated depreciation and amortization and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | ¥		¥ (969)	¥ (936)
Accumulated depreciation and amortization and impairment losses [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment | $	$ (141)